Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Finite-Lived Intangible Assets (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	5 years 4 months 24 days	4 years 1 month 6 days
Minimum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Maximum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years
Brands | Minimum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Brands | Maximum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	14 years
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years	4 years
Computer Software [Member] | Minimum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	3 years
Computer Software [Member] | Maximum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	10 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	7 years	5 years
Customer Relationships | Minimum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	2 years
Customer Relationships | Maximum
Finite Lived Intangible Assets [Line Items]
Expected life of the intangible asset	20 years